U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

December 23, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Department of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

Re:    Horizon Funds (the “Trust”)
File Nos.: 333-205411 and 811-23063

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Horizon Tactical Fixed Income Fund and Horizon U.S. Defensive Small/Mid Cap Fund (collectively, the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated December 19, 2022, and filed electronically as Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A on December 16, 2022.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 516-1825.

Sincerely,

/s/ Marissa Pawlinski
Marissa Pawlinski
for U.S. Bank Global Fund Services

cc:     Matthew S. Chambers, Horizon Funds
Jeffrey T. Skinner, Kilpatrick Townsend & Stockton LLP